Shareholders' Equity - Schedule of Company Warrant Liabilities Measured at Fair Value on a Recurring Basis: (Details) - Fair Value, Recurring [Member]	Jun. 30, 2026 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	$ 16,816,812
Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	16,816,812
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	16,816,812
Fair Value, Inputs, Level 2 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding	16,816,812
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding
Fair Value, Inputs, Level 3 [Member] | Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants and Rights Outstanding